Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000002886
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli ABC Fund - Class I
C000050409
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli ABC Fund - Advisor Class
S&P 500 Index
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 11,196	$ 13,640	$ 13,043	$ 17,150	$ 20,305	$ 26,135	$ 21,402	$ 27,029	$ 33,791	$ 39,833
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000		11,196	13,640	13,043	17,150	20,305	26,135	21,402	27,029	33,791	39,833
ICE BofA 3 Month U.S. Treasury Bill Index
Account Value [Line Items]
Accumulated Value	10,000		10,033	10,118	10,309	10,544	10,614	10,619	10,775	11,314	11,908	12,406
Lipper U.S. Treasury Money-Market Fund Average
Account Value [Line Items]
Accumulated Value	10,000		10,005	10,049	10,197	10,389	10,422	10,423	10,561	11,067	11,618	12,081
ICE BofA 3 Month U.S. Treasury Bill Index
Account Value [Line Items]
Accumulated Value	10,000		10,033	10,118	10,309	10,544	10,614	10,619	10,775	11,314	11,908	12,406
Lipper U.S. Treasury Money-Market Fund Average
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 10,005	$ 10,049	$ 10,197	$ 10,389	$ 10,422	$ 10,423	$ 10,561	$ 11,067	$ 11,618	$ 12,081